Huntington

VA Growth Fund

Portfolio Manager

[Photo of Jim Gibboney]

Jim Gibboney, CFA

Vice President
Huntington National Bank

Cumulative Total Return for the Period Ended 12/31/2001
Start of Performance (5/01/01)	(7.80)%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Growth Fund (the "Fund") from May 1, 2001 (Start of Performance) to December 31, 2001, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. LLCGFI represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. The S&P 500 and LLCGFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged.

Q. How Did The Fund Perform?

During the calendar year of 2001, the Huntington VA Growth Fund provided a cumulative return of (7.80)% since it's inception on May 1, 2001.

Q. Why Did The Fund Perform This Way?

The Fund has attempted to achieve long-term capital appreciation primarily through investing in equity securities. The decade of the 90's produced soaring stock prices and dizzying valuations. Now, we seem to have entered an era where valuation matters again, but still remains higher than historical standards.

Our goal for 2001 was to create a widely diversified fund, positioned to deal with a changing interest rate environment and an expected economic recovery. However, our expectations of a rounding out of the economy in 2001 did not materialize. And even though interest rates fell as expected, the financial stocks we selected were more growth oriented and did not perform as well as the market basket of financials. Like other growth-oriented mutual funds, we were impacted by the poor performance of the information technology stocks. But our "best of breed" investment selection methodology has provided us with a solid foundation for future growth when the economy turns.

Q. What Is Your Outlook For 2002?

Our goal for 2002 is to continue to build a diversified portfolio. In addition to greater diversification, we expect our top down investment approach to have a greater impact on the management of the Fund. This methodology, along with our proficiency in stock selection, will determine our success for the upcoming year.

Huntington

VA Income Equity Fund

Portfolio Manager

[Photo of Jim Buskirk]

Jim Buskirk, CFA

Senior Vice President
Huntington National Bank

Average Annual Total Return for the Period Ended 12/31/2001
1 Year	2.34%
Start of Performance (10/21/99)	3.37%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Income Equity Fund (the "Fund") from October 21, 1999 (Start of Performance) to December 31, 2001, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Equity Income Funds Index (LEIFI).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. LEIFI represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. The S&P 500 and LEIFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged.

Q. How Did The Fund Perform?

During the calendar year 2001, the Huntington VA Income Equity Fund provided a total return of 2.34%. Since its inception on October 21, 1999, its average annual total return has been 3.37% per year.

Q. Why Did The Fund Perform This Way?

During 2001, the Fund was positioned relatively conservatively, with an emphasis on stocks with high dividends and modest dividend growth prospects. Our feeling was then and is now that certain investors desire both participation in stock market advances as well as the prospect for some downside protection in major market sell-offs. Our feeling was also that many investors are benefited over time through the ownership of a fund that has paid a relatively high dividend income. These attributes--reasonable capital appreciation over time and high dividends--have been provided by this Fund.

These attributes served the Fund well in 2001, as its shareholders benefited not only from yet one more year of relatively high cash dividends, but also enjoyed a positive total return, no mean feat in last year's volatile market environment. This marks the second consecutive year that the Fund has earned a modestly positive return within a generally declining stock market. Because of its relatively conservative equity holdings, all of which pay cash dividends, the Fund has demonstrated a less volatile performance pattern than the broad market indexes, i.e., both its advances and its declines have been less pronounced than those of the Standard & Poor's 500 Index.2 This is due in large part to our heavy emphasis on dividend income, an emphasis that provides a measure of stability. During the most recently completed year, the Fund was benefited by many of its economically sensitive stocks, while many of the groups that had outperformed in the year 2000, namely the electric utilities, energy, and drug stocks, gave back their gains last year. This pattern is not unusual in equity investing.

Q. What Is Your Outlook For 2002?

Looking ahead, we expect to continue to provide the Fund's shareholders with the same attributes as we have in the past. We are encouraged by the gradually increasing appreciation that investors have for companies that pay cash dividends. We would expect that a continuation of that trend can only benefit the Fund in the months and years ahead.

Huntington

VA Rotating Index Fund

Portfolio Manager

[Photo of Paul Koscik]

Paul Koscik, CFP

Vice President
Huntington National Bank

Cumulative Total Return for the Period Ended 12/31/2001
Start of Performance (10/15/01)	4.50%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Rotating Index Fund (the "Fund") from October 15, 2001 (Start of Performance) to December 31, 2001, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Russell 2000 Index (RUS2).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the RUS2 have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Frank Russell's only relationship to the fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. Frank Russell Company is not responsible for and has not reviewed the fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The S&P 500 and RUS2 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

Q. How Did The Fund Perform?

At its inception on October 15, 2001, the Huntington VA Rotating Index Fund invested in Standard & Poor's Depositary Receipts (SPDRs) to emulate the performance of the Standard & Poor's 500 Index (S&P 500).2 The cumulative total return for the Fund since inception was 4.50% on October 1, 2001 through December 31, 2001.

Q. Why Did The Fund Perform This Way?

The Fund is a unique equity index fund. Unlike other index funds, it does not always attempt to approximate the returns of the same equity index. It has the ability to rotate to another equity index at any time. This Fund was created to take advantage of the wide disparity in returns between the various equity indices. The Fund seeks to invest in a broad based equity index that will either approximate the returns of the S&P 500 or approximate the returns of a different broad based equity index that we believe will outperform the S&P 500 over the next six to twelve months.2

The decision of which equity index to hold in the fund is based on Huntington's "Top-Down" approach to asset management. Based on historical relationships between the economy and the financial markets, forecasts of equity market performance over the next six to twelve months, and technical analysis of various equity indices, a decision is made as to which index to emulate.

Q. What Is Your Outlook For 2002?

Since its inception in October 2001, the Fund has emulated the S&P 500. Based on our analysis of the economy and the financial market, we believe that "small cap"3 stocks will outperform "large cap" stocks in 2002. Accordingly, the VA Rotating Index Fund switched from the S&P 500 (a large cap index) to the Russell 2000 Index (RUS2)2 (a small cap index) at the beginning of 2002.

Huntington

VA Dividend Capture Fund

Portfolio Managers

[Photo of Randy Bateman]

Randy Bateman, CFA

Chief Investment Officer
Huntington National Bank

[Photo of Kirk Mentzer]

Kirk Mentzer, SVP

Director of Research
Huntington National Bank

Cumulative Total Return for the Period Ended 12/31/2001
Start of Performance (10/15/01)	2.44%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Dividend Capture Fund (the "Fund") from October 15, 2001 (Start of Performance) to December 31, 2001, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Dividend Capture Indices Blend (DCIB).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the DCIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DCIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 33.33% Morgan Stanley REIT Index, 33.33% Merrill Lynch Fixed Rate Preferred Index and 33.33% Standard & Poor's 500/Barra Value Index. Each Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed rate preferred stock issues. Morgan Stanley REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance. It is calculated by Morgan Stanley & Co., Inc., and reflects reinvestment of all applicable dividends, capital gains and interest. It is rebalanced and reconstituted quarterly.

Q. How Did The Fund Perform?

Since its inception on October 15, 2001, the Huntington VA Dividend Capture Fund provided a cumulative return of 2.44% for the period through December 31, 2001. In its first year, the Fund has delivered strong total return and dividend yield while lowering portfolio volatility compared to the Standard & Poor's 500 Index (S&P 500).2

Q. Why Did The Fund Perform This Way?

No Grinch? Consumers didn't stop spending, as many retailers feared, during the all-important holiday shopping season. An early recovery in markets during the fourth quarter produced a much needed 10+% gain and momentum heading into a new year for the S&P 500. Preferred stocks posted returns of 2.30% (Merrill Lynch Fixed Rate Preferred Index)3 and Real Estate Investment Trusts (REITs) returned 4.94% (Morgan Stanley REIT Index)3 to round out the asset classes.

The Fund closed the quarter with positive absolute and relative total returns. Our objective is total return with income as the main contributor. We derived this performance from our top-down style and portfolio construction techniques aimed at producing stable income. Here are the highlights from each asset class:

  Preferred Stocks--represent core, stable holdings from solid issuers. Issuers in cyclical and finance industries performed best during the period.
  Common Stocks--key statistics verses the overall market tell the story: dividend yield at two times, earnings growth higher, and price/earnings multiple at a 30% discount. We accomplish these feats through the namesake strategies of selecting quality companies and capturing the dividend on a high frequency basis. Hedging strategies have served to reduce portfolio volatility and enhance returns.
  REITs--enjoyed a strong resurgence in 2001 due to their stable earnings, attractive valuation, and high dividend yields. While the diversification benefits were well illustrated during the year, REITs trailed common stocks during the fourth quarter as investors focused on earnings growth prospects.

Q. What Is Your Outlook For 2002?

We believe that an economic recovery, ample liquidity in the financial system, and improving earnings prospects will allow the equity market to continue its move to higher levels in the first half of 2002. Sectors that should perform well include customer discretion, information technology, and industrials. Our least favored areas are healthcare, consumer staples, and utilities. In terms of "style" biases, growth companies (high earnings growth) should perform better than value names and smaller companies are expected to perform better than larger companies early in the year.

Huntington

VA Mid Corp America

Portfolio Manager

[Photo of Christopher Rowane]

Christopher Rowane, CFA

Senior Vice President
Huntington National Bank

Cumulative Total Return for the Period Ended 12/31/2001
Start of Performance (10/15/01)	11.50%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Mid Corp America Fund (the "Fund") from October 15, 2001 (Start of Performance) to December 31, 2001, compared to the Standard & Poor's 400 Index (S&P 400).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 S&P 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

Q. How Did The Fund Perform?

Since its inception on October 15, 2001 the Huntington VA Mid Corp America Fund had a cumulative return of 11.50% for the period through December 31, 2001.

Q. Why Did The Fund Perform This Way?

The VA Mid Corp America Fund started in the fourth quarter, following the apparent bottom of the market. The Fund benefited from what we believe was the beginning of the recession recovery. The Fund had 60 holdings, well diversified among all sectors, which helped reduce portfolio volatility. The portfolio's tilt toward smaller capitalization holdings, as well as growth, helped the Fund achieve its strong performance.

Q. What Is Your Outlook For 2002?

The outlook for 2002 appears positive for economic recovery, with small and mid cap stocks leading the charge. In the last five recession recoveries, small and mid cap stocks have outperformed large caps. This performance leadership of small and mid cap on average has continued for 24 months, showing us an opportunity with 75% of the rally remaining. The portfolio tilt will remain in the growth names as well as smaller cap opportunities. We believe sector strategies will be focused on technology, consumer and industrial holdings, and continued underweight in utilities and telecommunications. Using great due diligence, we will continue to select high quality securities to add to the portfolio. The Fund's multi screen process will review individual holdings for risk as well as return. Continued diversification of holdings should help reduce the portfolio volatility.

Huntington

VA New Economy Fund

Portfolio Manager

[Photo of Bernard Shinkel]

Bernard Shinkel

Vice President
Huntington National Bank

Cumulative Total Return for the Period Ended 12/31/2001
Start of Performance (10/15/01)	9.00%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA New Economy Fund (the "Fund") from October 15, 2001 (Start of Performance) to December 31, 2001, compared to the Russell 3000 Growth Index (R3000I).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000I has been adjusted to reflect reinvestment of dividends on securities in the index.

2 Russell 3000 Growth Index: Measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes. The R3000I is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 Funds whose investments are concentrated in a specific industry or sector may be subject to higher degree of market risk than funds whose investments are diversified. In addition the Fund may be subject to specific risks of the technology sector, such as obsolescence.

Q. How Did The Fund Perform?

Since its inception on October 15, 2001, the Huntington VA New Economy Fund finished its first year with a cumulative return of 9.00%.

Q. Why Did The Fund Perform This Way?

The promise of "The New Economy" is one that generates improving living standards, financial stability, growing corporate profits and gains in financial markets.3

Our current recession has ended ten years of uninterrupted economic prosperity. It has also ended five years of above-average growth. Despite recent revisions, economic statistics suggest the U.S. economy in the late 1990s had shifted to a faster track of 2.5 annual percent growth compared to the preceding two-decade average of 1.4 percent per year. The Fund focused its investments in those companies on the leading edge of generating productivity.

Q. What Is Your Outlook For 2002?

Will this current economic downturn endanger the long-term health of U.S. productivity growth? The answer to this question has important implications for our economic health as well as the financial success of the companies in the Fund.

Productivity is the residual of economic output relative to economic inputs (labor, capital, including technology, and other elements that go into a company or economy). This total factor productivity represents growth in output that cannot be attributed to growth in inputs (e.g., the labor market grows at about one percent annually). This residual is generated from the benefits of many intangibles--enhanced quality of labor, investment in technology, increased innovation, and improved management.

As the economic recovery takes shape in 2002, its strength and durability will depend in large measure upon the return of high productivity levels. The Huntington VA New Economy Fund will attempt to focus its investments in those companies on the leading edge of generating such productivity.

Huntington VA Growth Fund

Portfolio of Investments

December 31, 2001

Shares		Value
COMMON STOCKS -- 87.3%
	Apparel/Textiles -- 0.9%
82	Cintas Corp.	$ 3,936

	Auto/Truck Parts & Equipment -- 0.7%
200	Ford Motor Co.	3,144

	Banks -- 4.0%
30	BB&T Corp.	1,083
164	Citigroup Inc.	8,279
73	J.P. Morgan Chase & Co.	2,654
12	State Street Corp.	627
139	Washington Mutual, Inc.	4,545

		17,188

	Chemicals -- 0.1%
10	E.I. du Pont de Nemours & Co.	425

	Computers -- 4.9%
71	Cisco Systems, Inc.*	1,286
37	EMC Corp.*	497
50	International Business Machines Corp.	6,048
97	Microsoft Corp.*	6,426
522	Oracle Corp.*	7,209

		21,466

	Cosmetics & Toiletries -- 1.5%
97	Colgate-Palmolive Co.	5,602
14	Procter & Gamble Co.	1,108

		6,710

	Drugs & Healthcare -- 15.1%
245	Abbott Laboratories	13,659
58	American Home Products Corp.	3,559
448	IMS Health Inc.	8,740
145	Johnson & Johnson	8,570
150	Merck & Co., Inc	8,820
229	Pfizer Inc.	9,126
57	Pharmacia Corp.	2,431
298	Schering-Plough Corp.	10,671

		65,576

	Electric Services -- 0.7%
80	Duke Energy Corp.	3,141

	Electronic Components -- 0.6%
232	Solectron Corp.*	2,617

	Entertainment -- 0.8%
260	Liberty Media Corp.*	3,640

	Financial Services -- 3.7%
202	American Express Co.	7,209
28	Fannie Mae	2,226
60	Franklin Resources, Inc.	2,116
18	Household International, Inc.	1,043
25	Morgan Stanley Dean Witter & Co.	1,399
57	T. Rowe Price Group Inc.	1,980

		15,973

	Food & Beverage -- 1.7%
146	Wm. Wrigley Jr. Co.	7,500

	Household Products -- 4.2%
365	General Electric Co.	$ 14,629
54	Illinois Tool Works Inc.	3,657

		18,286

	Industrial Conglomerates -- 1.4%
50	Minnesota Mining & Manufacturing Co.	5,911

	Investment Banker/Broker Dealer -- 0.5%
44	Merrill Lynch & Co., Inc.	2,293

	Insurance -- 2.5%
135	American International Group, Inc.	10,719

	Marine Transportation -- 0.5%
78	Carnival Corp.	2,190

	Medical & Medical Services -- 2.8%
81	Cardinal Health, Inc.	5,237
109	Medtronic, Inc.	5,582
21	Stryker Corp.	1,226

		12,045

	Miscellaneous Business Services -- 6.1%
447	Automatic Data Processing, Inc.	26,328

	Multimedia -- 0.6%
83	AOL Time Warner Inc.*	2,664

	Office Supplies -- 2.3%
175	Avery Dennison Corp.	9,893

	Petroleum & Fuel Products -- 6.6%
330	Anadarko Petroleum Corp.	18,760
178	Schlumberger Ltd.	9,781

		28,541

	Printing & Publishing -- 1.6%
100	Media General, Inc.	4,983
40	Viacom Inc.*	1,766

		6,749

	Retail -- 13.4%
348	Home Depot, Inc.	17,751
204	Kohl's Corp.	14,370
100	Wal-Mart Stores, Inc.	5,755
608	Walgreen Co.	20,465

		58,341

	Rubber & Plastic -- 0.0%
22	Corning Inc.	196

	Semi-Conductors/Instruments -- 3.6%
219	Analog Devices, Inc.*	9,721
141	Intel Corp.	4,434
50	Texas Instruments Inc.	1,400

		15,555

	Specialty Chemicals -- 0.7%
76	Ecolab Inc.	3,059

	Telephone & Telecommunications -- 2.0%
67	Nortel Networks Corp.	503
64	SBC Communications Inc.	2,507
60	Verizon Communications Inc.	2,848
111	Vodafone Group PLC, ADR	2,850

		8,708

COMMON STOCKS -- (continued)
	Wholesale -- 3.8%
623	SYSCO Corp.	$ 16,335

	Total Common Stocks (Cost $390,122)	379,129

EXCHANGE-TRADED FUNDS -- 3.4%
115	NASDAQ 100 - Index Tracking Stock*	4,475
90	SPDR Trust Series I	10,281

	Total Exchange-Traded Funds (Cost $14,871)	14,756

	Total Investments (Cost $404,993)	$ 393,885

Huntington VA Income Equity Fund

Portfolio of Investments

December 31, 2001

Shares		Value
COMMON STOCKS -- 88.3%
	Aerospace & Defense -- 1.0%
1,700	Goodrich Corp.	$ 45,254

	Auto/Truck Parts & Equipment -- 5.4%
2,500	Federal Signal Corp.	55,675
4,617	Ford Motor Co.	72,579
3,000	Genuine Parts Co.	110,100

		238,354

	Banks -- 16.4%
1,500	BB&T Corp.	54,165
1,700	Bank of America Corp.	107,015
1,200	Citigroup Inc.	60,576
2,800	FleetBoston Financial Corp.	102,200
1,625	J.P. Morgan Chase & Co.	59,069
3,950	National City Corp.	115,498
1,400	Wachovia Corp.	43,904
3,560	Washington Federal, Inc.	91,777
3,000	Washington Mutual, Inc.	98,100

		732,304

	Chemicals -- 3.3%
2,150	E.I. du Pont de Nemours & Co.	91,397
1,100	PPG Industries, Inc.	56,892

		148,289

	Commercial Services & Supplies -- 0.3%
5,900	National Service Industries, Inc.	11,918

	Drugs & Health Care -- 4.6%
1,700	Abbott Laboratories	94,775
950	American Home Products Corp.	58,292
1,050	Bristol-Myers Squibb Co.	53,550

		206,617

	Electric Services -- 6.1%
3,200	NiSource Inc.	73,792
3,500	TECO Energy, Inc.	91,840
2,290	TXU Corp.	107,974

		273,606

	Electrical Equipment -- 4.7%
5,900	Acuity Brands, Inc.	71,390
1,500	Cooper Industries, Inc.	52,380
1,500	Emerson Electric Co.	85,650

		209,420

	Food & Beverage -- 6.3%
5,400	ConAgra Foods, Inc.	128,358
2,100	H.J. Heinz Co.	86,352
3,000	SUPERVALU Inc.	66,360

		281,070

	Gas & Natural Gas -- 1.9%
1,700	NICOR Inc.	70,788
370	Peoples Energy Corp.	14,034

		84,822

	Household Products -- 5.1%
1,550	Clorox Co.	61,302
3,500	Newell Rubbermaid Inc.	96,495
Shares or Principal Amount		Value
	Household Products -- (continued)
4,700	RPM, Inc.	$ 67,962

		225,759

	Machinery -- 1.8%
1,550	Caterpillar Inc.	80,987

	Miscellaneous Business Services -- 2.8%
3,000	Deluxe Corp.	124,740

	Petroleum & Fuel Products -- 10.7%
1,562	ChevronTexaco Corp.	139,971
2,200	Conoco Inc.	62,260
1,600	Exxon Mobil Corp.	62,880
1,200	Kerr-McGee Corp.	65,760
3,600	Occidental Petroleum Corp.	95,508
1,000	Royal Dutch Petroleum Co., ADR	49,020

		475,399

	Photographic Equipment & Supplies -- 1.1%
1,600	Eastman Kodak Co.	47,088

	Printing & Publishing -- 2.0%
3,000	R.R. Donnelley & Sons Co.	89,070

	Real Estate Investment Trust -- 5.8%
3,050	Mack-Cali Realty Corp.	94,611
7,900	Nationwide Health Properties, Inc.	147,651
600	Simon Property Group, Inc.	17,598

		259,860

	Retail -- 1.2%
1,400	May Department Stores Co.	51,772

	Steel & Steel Works -- 2.7%
8,550	Worthington Industries, Inc.	121,410

	Telephone & Telecommunications -- 5.1%
1,300	ALLTEL Corp.	80,249
1,450	SBC Communications Inc.	56,796
1,871	Verizon Communications Inc.	88,798

		225,843

	Total Common Stocks (Cost $3,777,550)	3,933,582

BONDS -- 10.6%
	Corporate -- 3.7%
$ 50,000	Bank One Corp., Sub. Deb., 8.000%, 4/29/2027	55,429
50,000	Deere & Co., Deb., 8.100%, 5/15/2030	55,921
50,000	New Jersey Bell Telephone Co., Deb., 7.850%, 11/15/2029	54,377

		165,727

	Sovereign Government -- 1.3%
50,000	Quebec, Province of, 7.500%, 9/15/2029	55,737

	Government Agency -- 5.6%
250,000	Federal Farm Credit Bank, Discount Note, 1/10/2002	249,892

	Total Bonds (Cost $448,512)	471,356

	Total Investments (Cost $4,226,062)	$ 4,404,938

Huntington VA Rotating Index Fund

Portfolio of Investments

December 31, 2001

Shares		Value
EXCHANGE-TRADED FUNDS -- 99.8%
1,835	SPDR Trust Series I	$ 209,612

	Total Exchange-Traded Funds (Cost $200,525)	$ 209,612

Huntington VA Dividend Capture Fund

Portfolio of Investments

December 31, 2001

Shares		Value
COMMON STOCKS -- 59.4%
	Aerospace & Defense -- 0.7%
55	Goodrich Corp.	$ 1,464

	Auto/Truck Parts & Equipment -- 2.1%
50	General Motors Corp.	2,430
60	TRW Inc.	2,222

		4,652

	Banks -- 5.6%
140	AmSouth Bancorporation	2,646
100	National City Corp.	2,924
85	Regions Financial Corp.	2,545
60	Union Planters Corp.	2,708
60	Washington Federal, Inc.	1,547

		12,370

	Chemicals -- 2.7%
150	Eastman Chemical Co.	5,853

	Electrical Services -- 0.6%
30	TXU Corp.	1,415

	Financial Services -- 1.1%
50	Alliance Capital Management Holding L.P.	2,416

	Food & Beverage -- 1.5%
20	Philip Morris Cos., Inc.	917
110	Sara Lee Corp.	2,445

		3,362

	Gas & Natural Gas -- 1.3%
75	Peoples Energy Corp.	2,845

	Industrial Conglomerates -- 0.8%
40	Textron, Inc.	1,658

	Insurance -- 2.4%
60	Lincoln National Corp.	2,914
75	SAFECO Corp.	2,336

		5,250

	Paper & Paper Products -- 1.4%
100	Glatfelter	1,558
50	Westvaco Corp.	1,423

		2,981

	Petroleum & Fuel Products -- 4.2%
30	Kerr-McGee Corp.	1,644
100	Marathon Oil Corp.	3,000
100	Occidental Petroleum Corp.	2,653
55	Sunoco, Inc.	2,054

		9,351

	Pharmaceuticals -- 0.7%
26	Merck & Co., Inc.	1,529

	Photographic Equipment Supplies -- 0.7%
50	Eastman Kodak Co.	1,471

	Real Estate Investment Trust -- 29.8%
55	Bedford Property Investors, Inc.	1,237
30	Boston Properties, Inc.	1,140
160	CBL & Associates Properties, Inc.	5,040
40	Camden Property Trust	1,468
150	Developers Diversified Realty Corp.	2,865
100	Duke Realty Corp.	2,433
50	EastGroup Properties, Inc.	1,154
190	Equity Office Properties Trust	5,715
135	Equity Residential Properties Trust	3,876
100	First Industrial Realty Trust, Inc.	3,110
120	Gables Residential Trust	3,552
125	Health Care REIT, Inc.	3,044
100	Highwoods Properties, Inc.	2,595
100	Home Properties of New York, Inc.	3,160
150	Hospitality Properties Trust	4,425
125	Liberty Property Trust	3,731
100	Mack-Cali Realty Corp.	3,102
90	Post Properties, Inc.	3,196
50	Realty Income Corp.	1,470
100	Shurgard Storage Centers, Inc.	3,200
160	Simon Property Group, Inc.	4,693
50	Summit Properties Inc.	1,251

		65,457

	Retail -- 2.0%
85	May Department Stores Co.	3,143
90	The Limited, Inc.	1,325

		4,468

	Telephone & Telecommunications -- 1.8%
50	SBC Communications Inc.	1,959
100	Sprint Corp. (FON Group)	2,008

		3,967

	Total Common Stocks (Cost $126,840)	130,509

PREFERRED STOCKS -- 32.3%
	Financial Services -- 23.3%
250	BancWest Capital I, 9.50%, 12/1/2030	6,702
150	Bank One Capital I, 8.00%, 9/15/2029	3,915
200	Coastal Finance I, 8.375%, 6/30/2038	4,990
200	Comerica Capital Trust I, 7.60%, 7/1/2050	5,010
250	Energy East Capital Trust I, 8.25%, 7/31/2031	6,310
250	Equitable Resources Capital Trust, 7.35%, 4/15/2038	6,160
100	Hartford Life Capital II (Series B), 7.625%, 2/15/2050	2,630
200	Household Capital Trust V (Series X), 10.00%, 6/30/2030	5,324
100	Merrill Lynch Preferred Capital Trust V, 7.28%	2,527
100	Morgan Stanley Capital Trust II, 7.25%, 7/31/2031	2,549
200	Royal Bank of Scotland Group PLC (Series K), 7.875%	5,130

		51,247

	Information Technology-- 1.5%
60	Electronic Data Systems, 7.625%, 8/17/2004	3,375

	Real Estate Investment Trust -- 7.5%
200	Archstone-Smith Trust (Series D), 8.75%	5,160
200	Avalonbay Communities (Series C), 8.50%	5,060
250	Public Storage (Series R), 8.00%	6,250

		16,470

	Total Preferred Stocks (Cost $71,679)	71,092

	Total Investments (Cost $198,519)	$ 201,601

Huntington VA Mid Corp America Fund

Portfolio of Investments

December 31, 2001

Shares		Value
COMMON STOCKS -- 73.0%
	Aerospace & Defense -- 0.9%
100	Goodrich Corp.	$ 2,662

	Apparel/Textiles -- 2.1%
100	Columbia Sportswear Co.*	3,330
100	Polo Ralph Lauren Corp.*	2,676

		6,006

	Auto/Truck Parts & Equipment -- 1.4%
100	Superior Industries International, Inc.	4,025

	Banks -- 3.8%
100	Compass Bancshares, Inc.	2,830
100	FirstMerit Corp.	2,709
100	Greater Bay Bancorp	2,858
100	National Commerce Financial Corp.	2,530

		10,927

	Building & Construction -- 0.9%
100	Insituform Technologies, Inc.*	2,558

	Chemicals -- 0.8%
100	Albemarle Corp.	2,400

	Communications Equipment -- 0.8%
100	Scientific-Atlanta, Inc.	2,394

	Computers -- 3.3%
100	Advanced Digital Information Corp.*	1,604
100	NCR Corp.*	3,686
100	SanDisk Corp.*	1,440
100	SunGard Data Systems Inc.*	2,893

		9,623

	Containers & Packaging -- 0.9%
100	Sonoco Products Co.	2,658

	Diversified Operations -- 1.6%
100	Teleflex Inc.	4,731

	Drugs & Health Care -- 1.2%
100	ICN Pharmaceuticals, Inc.	3,350

	Electrical Components -- 0.8%
100	C&D Technologies, Inc.	2,285

	Electrical Services -- 0.8%
100	DPL Inc.	2,408

	Environmental Control -- 0.7%
100	Republic Services, Inc.*	1,997

	Financial Services -- 2.3%
100	AmeriCredit Corp.*	3,155
100	T. Rowe Price Group Inc.	3,473

		6,628

	Food & Beverage -- 3.4%
143	Dean Foods Co.*	9,746

	Gas & Natural Gas -- 1.7%
100	National Fuel Gas Co.	2,470
100	Questar Corp.	2,505

		4,975

	Household Products -- 2.4%
100	Leggett and Platt, Inc.	$ 2,300
100	Stanley Works	4,657

		6,957

	Insurance -- 5.5%
100	Allmerica Financial Corp.	4,455
100	Nationwide Financial Services, Inc.	4,146
100	Protective Life Corp.	2,893
100	Radian Group Inc.	4,295

		15,789

	Machinery -- 2.8%
100	Aptargroup, Inc.	3,503
100	Parker-Hannifin Corp.	4,591

		8,094

	Measuring Devices -- 1.2%
100	PerkinElmer, Inc.	3,502

	Media -- 1.8%
100	Scholastic Corp.*	5,033

	Medical & Medical Services -- 6.3%
100	Apogent Technologies Inc.*	2,580
100	Health Management Associates, Inc.*	1,840
100	Lincare Holdings Inc.*	2,865
100	Oxford Health Plans, Inc.*	3,014
100	St. Jude Medical, Inc.*	7,765

		18,064

	Miscellaneous Business Services -- 3.1%
100	Cadence Design Systems, Inc.*	2,192
100	Symantec Corp.*	6,633

		8,825

	Petroleum & Fuel Products -- 3.6%
100	Equitable Resources, Inc.	3,407
100	Helmerich & Payne, Inc.	3,338
100	Weatherford International, Inc.*	3,726

		10,471

	Petroleum Refining -- 4.5%
100	Ashland Inc.	4,608
100	Murphy Oil Corp.	8,404

		13,012

	Printing & Publishing -- 1.0%
100	Banta Corp.	2,952

	Retail -- 6.9%
100	Abercrombie & Fitch Co.*	2,653
100	Brinker International, Inc.*	2,976
100	CDW Computer Centers, Inc.*	5,371
100	Family Dollar Stores, Inc.	2,998
100	Outback Steakhouse, Inc.*	3,425
100	Viad Corp.	2,368

		19,791

COMMON STOCKS -- (continued)
	Semi-Conductor/Instruments -- 2.7%
100	DuPont Photomasks, Inc.*	$ 4,345
100	International Rectifier Corp.*	3,488

		7,833

	Steel & Steel Works -- 1.0%
100	Engelhard Corp.	2,768

	Telephone & Telecommunications -- 1.6%
50	Telephone and Data Systems, Inc.	4,487

	Wholesale -- 1.2%
100	Performance Food Group Co.*	3,517

	Total Common Stocks (Cost $185,857)	$ 210,468

Huntington VA New Economy Fund

Portfolio of Investments

December 31, 2001

Shares		Value
COMMON STOCKS -- 84.3%
	Aerospace & Defense -- 1.0%
50	Lockheed Martin Corp.	$ 2,334

	Apparel/Textiles -- 0.3%
54	Wolverine World Wide, Inc.	813

	Auto -- 1.8%
35	Group 1 Automotive, Inc.*	998
13	Johnson Controls, Inc.	1,050
24	Lear Corp.*	915
33	Winnebago Industries, Inc.	1,219

		4,182

	Banks -- 6.8%
43	Commercial Federal Corp.	1,011
33	Golden State Bancorp Inc.	863
26	GreenPoint Financial Corp.	929
29	New York Community Bancorp, Inc.	663
26	North Fork Bancorporation, Inc.	832
30	Pacific Century Financial Corp.	777
54	R&G Financial Corp., Class B	926
76	Regions Financial Corp.	2,275
113	SouthTrust Corp.	2,788
28	UCBH Holdings, Inc.	796
82	Washington Mutual, Inc.	2,681
30	Webster Financial Corp.	946

		15,487

	Beauty Products -- 0.4%
93	International Specialty Products Inc.	832

	Building & Construction -- 7.0%
65	Centex Corp.	3,711
89	Champion Enterprises, Inc.*	1,096
61	Clayton Homes, Inc.	1,043
41	D.R. Horton, Inc.	1,331
46	EMCOR Group, Inc.*	2,088
30	Lafarge North America Inc.	1,127
7	NVR, Inc.*	1,428
17	Ryland Group, Inc.	1,244
24	Stanley Works	1,118
13	Whirlpool Corp.	953
70	Walter Industries, Inc.	792

		15,931

	Chemicals -- 0.8%
65	Airgas, Inc.*	983
22	Cabot Corp.	785

		1,768

	Commercial Services & Supplies -- 3.4%
48	Cendant Corp.*	941
74	Concord EFS, Inc.*	2,426
37	Harland (John H.) Co.	818
72	Interactive Data Corp.*	1,018
28	NDCHealth Corp.	967
30	National Processing, Inc.*	975
26	Total System Services, Inc.	551

		7,696

	Computers -- 2.5%
26	Electronic Data Systems Corp.	$ 1,782
67	Intergraph Corp.*	921
100	SunGard Data Systems Inc.*	2,893

		5,596

	Drugs & Health Care -- 0.3%
61	Perrigo Co.*	721

	Electronic Services -- 0.4%
26	FLIR Systems, Inc.*	986

	Environmental Services -- 0.8%
50	Allied Waste Industries, Inc.*	703
20	Stericycle, Inc.*	1,218

		1,921

	Financial Services -- 4.6%
15	AmeriCredit Corp.*	473
22	Doral Financial Corp.	687
61	First Data Corp.	4,785
100	H&R Block, Inc.	4,470
9	Ladenburg Thalmann Financial Services Inc.*	8

		10,423

	Food & Beverage -- 2.9%
22	American Italian Pasta Co.*	925
33	Applebee's International, Inc.	1,129
24	Constellation Brands, Inc.*	1,028
28	Fleming Cos., Inc.	518
52	Ryan's Family Steak Houses, Inc.*	1,126
39	Tricon Global Restaurants, Inc.*	1,919

		6,645

	Gambling -- 0.5%
37	Argosy Gaming Co.*	1,203

	Health & Allied Services -- 4.1%
33	AmeriPath, Inc.*	1,056
17	AmerisourceBergen Corp.	1,080
78	Beverly Enterprises, Inc.*	671
57	Caremark Rx, Inc.*	930
46	Covance Inc.*	1,044
37	First Health Group Corp.*	915
24	Pediatrix Medical Group, Inc.*	814
28	Pharmaceutical Product Development, Inc.*	905
37	SICOR Inc.*	580
124	Service Corp. International*	619
115	Stewart Enterprises, Inc.*	689

		9,303

	Insurance -- 3.1%
30	AdvancePCS*	880
50	DaVita, Inc.*	1,222
41	Loews Corp.	2,271
37	UnitedHealth Group Inc.	2,618

		6,991

COMMON STOCKS -- (continued)
	Leisure Equipment & Products -- 0.4%
54	Mattel, Inc.	$ 929

	Machinery -- 0.4%
43	Albany International Corp.*	933

	Medical & Medical Services -- 13.0%
35	Apria Healthcare Group Inc.*	875
10	Barr Laboratories, Inc.*	794
35	Baxter International Inc.	1,877
52	Becton, Dickinson & Co.	1,724
17	Bio-Rad Laboratories, Inc.*	1,076
41	Cytyc Corp.*	1,070
26	Diagnostic Products Corp.	1,143
52	Genzyme Corp.*	3,113
124	HEALTHSOUTH Corp.*	1,838
43	Johnson & Johnson	2,541
24	Kos Pharmaceuticals, Inc.*	830
30	Lincare Holdings Inc.*	859
120	Manor Care, Inc.*	2,845
39	Ocular Sciences, Inc.*	909
28	Pharmaceutical Resources, Inc.*	946
17	ResMed Inc.*	917
15	St. Jude Medical, Inc.*	1,165
48	STERIS Corp.*	877
22	Tenet Healthcare Corp.*	1,292
41	Varian Medical Systems, Inc.*	2,922

		29,613

	Metals & Mining -- 1.5%
65	AK Steel Holding Corp.	740
55	Barrick Gold Corp.	879
130	Freeport-McMoRan Copper & Gold, Inc., Class B*	1,741

		3,360

	Miscellaneous Business Services -- 6.1%
41	Expedia, Inc.*	1,665
65	Fair, Isaac & Co., Inc.	4,096
76	GTECH Holdings Corp.*	3,442
67	Network Associates, Inc.*	1,732
39	Overture Services, Inc.*	1,382
41	PEC Solutions, Inc.*	1,542

		13,859

	Personal Products -- 0.3%
63	NBTY, Inc.*	737

	Petroleum Refining -- 3.0%
30	Amerada Hess Corp.	1,875
37	Ashland Inc.	1,705
74	Marathon Oil Corp.	2,220
16	Phillips Petroleum Co.	964

		6,764

	Professional Services -- 0.9%
24	Apollo Group, Inc.*	1,080
20	Strayer Education, Inc.	974
		2,054

	Real Estate -- 1.6%
70	Annaly Mortgage Management Inc.	$ 1,120
28	LNR Property Corp.	873
154	La Quinta Corp.*	884
72	Ventas, Inc.	828

		3,705

	Retail -- 11.9%
70	1-800-FLOWERS.COM, Inc.*	1,092
67	American Eagle Outfitters, Inc.*	1,753
87	AutoNation, Inc.*	1,073
24	Barnes & Noble, Inc.*	710
33	Bebe Stores, Inc.*	616
57	Bed Bath & Beyond Inc.*	1,932
43	Borders Group, Inc.*	853
28	Chico's FAS, Inc.*	1,112
33	Copart, Inc.*	1,200
28	Family Dollar Stores, Inc.	839
78	Hollywood Entertainment Corp.*	1,115
28	Hot Topic, Inc.*	879
37	J.C. Penney Co., Inc.	995
24	Lands' End, Inc.*	1,204
26	Lowe's Cos., Inc.	1,207
35	O'Reilly Automotive, Inc.*	1,276
76	Office Depot, Inc.*	1,409
70	Pep Boys - Manny, Moe & Jack	1,201
143	PETsMART, Inc.*	1,407
102	Reebok International Ltd.*	2,703
57	Sonic Automotive, Inc.*	1,336
65	Tuesday Morning Corp.*	1,176

		27,088

	Software -- 2.3%
39	Activision, Inc.*	1,014
63	Borland Software Corp.*	987
72	Compuware Corp.*	849
15	Electronic Arts Inc.*	899
20	Renaissance Learning, Inc.*	609
17	THQ Inc.*	824

		5,182

	Telephone & Telecommunications -- 0.6%
83	General Communication, Inc.*	708
24	Metro One Telecommunications, Inc.*	726

		1,434

	Tobacco -- 0.4%
25	Vector Group Ltd.	821

	Transportation -- 1.2%
24	CSX Corp.	841
35	Heartland Express, Inc.*	972
39	Hunt (J.B.) Transport Services, Inc.*	905

		2,718

	Total Common Stocks (Cost $173,035)	$ 192,029

Huntington VA Funds

Notes to Portfolio of Investments

* Non-income producing security.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
SPDR	--	Standard & Poor's Depositary Receipt

The categories of investments are shown as a percentage of net assets.

The following is a summary of investment information as of December 31, 2001.

Huntington Funds	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets
VA Growth Fund	$ 404,993	$ (11,108)	$ 11,831	$ 22,939	$ 434,372
VA Income Equity Fund	4,226,062	178,876	494,262	315,386	4,452,640
VA Rotating Index Fund	200,525	9,087	9,087	--	210,097
VA Dividend Capture Fund	198,519	3,082	5,447	2,365	219,823
VA Mid Corp America Fund	185,857	24,611	24,984	373	288,500
VA New Economy Fund	173,035	18,994	23,807	4,813	227,755

Huntington VA Funds

Statements of Assets and Liabilities

Year Ended December 31, 2001

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Index Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Assets:
Investments in securities, at value	$ 393,885	$ 4,404,938	$ 209,612	$ 201,601	$ 210,468	$ 192,029
Cash	55,233	24,364	452	17,864	56,743	36,237
Income receivable	229	12,025	721	1,029	170	193
Receivable for investments sold	--	--	--	8	--	--
Receivable for shares sold	--	40,583	--	--	21,861	--

Total assets	449,347	4,481,910	210,785	220,502	289,242	228,459

Liabilities:
Payable to adviser	360	5,712	210	207	227	215
Other accrued expenses	14,615	23,558	478	472	515	489

Total Liabilities	14,975	29,270	688	679	742	704

Net Assets	$ 434,372	$ 4,452,640	$ 210,097	$ 219,823	$ 288,500	$ 227,755

Net Assets Consists of:
Paid in capital	$ 446,362	$ 4,407,521	$ 201,010	$ 216,088	$ 263,833	$ 208,802
Net unrealized appreciation (depreciation) of investments	(11,108)	178,876	9,087	3,082	24,611	18,994
Accumulated net realized gain (loss) on investments	(882)	(133,757)	--	(330)	56	(41)
Undistributed (distributions in excess of) net investment income	--	--	--	983	--	--

Total Net Assets	$ 434,372	$ 4,452,640	$ 210,097	$ 219,823	$ 288,500	$ 227,755

Shares Outstanding	47,111	440,866	20,110	21,665	25,873	20,895

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 9.22	$ 10.10	$ 10.45	$ 10.15	$ 11.15	$ 10.90

Investments, at cost	$ 404,993	$ 4,226,062	$ 200,525	$ 198,519	$ 185,857	$ 173,035

See Notes which are an integral part of the Financial Statements

Huntington VA Funds

Statements of Operations

Year Ended December 31, 2001

	Huntington VA Growth Fund(1)	Huntington VA Income Equity Fund	Huntington VA Rotating Index Fund(2)	Huntington VA Dividend Capture Fund(2)	Huntington VA Mid Corp America Fund(2)	Huntington VA New Economy Fund(2)
Investment Income:
Dividends	$ 1,538	$ 125,940	$ 721	$ 3,038	$ 514	$ 352
Interest	--	28,520	53	53	13	--

Total investment income	1,538	154,460	774	3,091	527	352

Expenses:
Investment adviser fee	1,041	25,229	259	256	276	264
Administrative personnel and services fee	240	5,868	60	59	63	61
Custodian fees	45	1,123	11	11	12	12
Transfer and dividend disbursing agent fees and expenses	904	13,529	1,693	1,693	2,110	1,693
Directors' fees	87	6,146	537	537	537	537
Auditing fees	112	18,113	2,528	980	2,528	2,528
Legal fees	40	4,115	529	529	529	529
Portfolio accounting fees	496	755	57	1,301	58	58
Share registration costs	63	162	112	112	112	112
Printing and postage	249	11,065	1,609	1,609	1,609	1,609
Insurance premiums	66	66	66	66	66	66
Miscellaneous	120	400	403	300	320	411

Total expenses	3,463	86,571	7,864	7,453	8,220	7,880

Waiver and reimbursement:
Waiver of investment adviser fee	--	(6,097)	(259)	(256)	(276)	(264)
Reimbursement of other operating expenses	--	--	(6,741)	(6,344)	(7,024)	(6,736)

Total waiver and reimbursement	--	(6,097)	(7,000)	(6,600)	(7,300)	(7,000)

Net expenses	3,463	80,474	864	853	920	880

Net investment income (net operating loss)	(1,925)	73,986	(90)	2,238	(393)	(528)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(882)	(65,969)	--	(330)	449	(41)
Net change in unrealized appreciation (depreciation) of investments	(11,108)	30,914	9,087	3,082	24,611	18,994

Net realized and unrealized gain (loss) on investments	(11,990)	(35,055)	9,087	2,752	25,060	18,953

Change in net assets resulting from operations	$ (13,915)	$ 38,931	$ 8,997	$ 4,990	$ 24,667	$ 18,425

(1) Reflects operations for the period May 1, 2001 to December 31, 2001.

(2) Reflects operations for the period October 15, 2001 to December 31, 2001.

See Notes which are an integral part of the Financial Statements

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund	Huntington VA Income Equity Fund		Huntington VA Rotating Index Fund
	Period Ended Dec. 31, 2001(1)	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000	Period Ended Dec. 31, 2001(2)
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$ (1,925)	$ 73,986	$ 102,500	$ (90)
Net realized gain (loss) on investments	(882)	(65,969)	(67,670)	--
Net change in unrealized appreciation/(depreciation) of investments	(11,108)	30,914	163,378	9,087

Change in net assets resulting from operations	(13,915)	38,931	198,208	8,997

Distributions to Shareholders:
Distributions from net investment income	--	(79,976)	(96,832)	--
Distributions from paid in capital	--	(3,747)	--	--

Change in net assets resulting from distributions to shareholders	--	(83,723)	(96,832)	--

Share Transactions:
Proceeds from sales of shares	449,672	2,017,141	1,159,956	201,100
Net asset value of shares issued to shareholders in payment of distributions declared	--	83,723	96,832	--
Cost of shares redeemed	(1,385)	(1,119,596)	(63,000)	--

Change in net assets resulting from share transactions	448,287	981,268	1,193,788	201,100

Change in net assets	434,372	936,476	1,295,164	210,097
Net Assets:
Beginning of period	--	3,516,164	2,221,000	--

End of period	$ 434,372	$ 4,452,640	$3,516,164	$ 210,097

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ --	$ --	$ 5,990	$ --

Net realized gain (loss) as computed for federal tax purposes	$ (882)	$ (65,969)	$ (67,670)	$ --

(1) Fund commenced operations (also referred to as "Start of Performance") on May 1, 2001.

(2) Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

See Notes which are an integral part of the Financial Statements

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
	Period Ended Dec. 31, 2001(1)	Period Ended Dec. 31, 2001(1)	Period Ended Dec. 31, 2001(1)
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$ 2,238	$ (393)	$ (528)
Net realized gain (loss) on investments	(330)	449	(41)
Net change in unrealized appreciation/(depreciation) of investments	3,082	24,611	18,994

Change in net assets resulting from operations	4,990	24,667	18,425

Distributions to Shareholders:
Distributions from net investment income	(1,255)	--	--

Share Transactions:
Proceeds from sales of shares	214,833	263,833	209,330
Net asset value of shares issued to shareholders in payment of distributions declared	1,255	--	--

Change in net assets resulting from share transactions	216,088	263,833	209,330

Change in net assets	219,823	288,500	227,755
Net Assets:
Beginning of period	--	--	--

End of period	$ 219,823	$ 288,500	$ 227,755

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 983	$ --	$ --

Net realized gain (loss) as computed for federal tax purposes	$ (330)	$ 56	$ (41)

(1) Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

See Notes which are an integral part of the Financial Statements

Huntington VA Funds

Financial Highlights

(For a share outstanding throughout each period)

	Huntington VA Growth Fund		Huntington VA Income Equity Fund
	Period Ended December 31, 2001(1)		Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999(2)
Selected Per-Share Data
Net Asset Value, Beginning of Period	$ 10.00		$ 10.07	$ 9.84	$ 10.00

Net Investment Income/(Net Operating Loss)	(0.04)		0.18	0.33	0.06
Net Realized and Unrealized Gain/(Loss) on Investments	(0.74)		0.06	0.23	(0.13)

Total from Investment Operations	(0.78)		0.24	0.56	(0.07)

Distributions from Net Investment Income	--		(0.20)	(0.33)	(0.05)
Return of Capital Distributions(3)	--		(0.01)	--	(0.04)

Total Distributions	--		(0.21)	(0.33)	(0.09)

Net Asset Value, end of period	$ 9.22		$ 10.10	$ 10.07	$ 9.84

Total Return(4)	(7.80)%		2.34%	5.85%	(0.72)%
Ratios to Average Net Assets
Expenses	2.00	%(5)	1.91%	0.77%	0.77	%(5)
Net Investment Income	(1.11	)%(5)	1.76%	3.66%	4.30	%(5)
Expense Waiver/Reimbursement(6)	--	(5)	0.15%	1.47%	10.08	%(5)
Net Assets, End of Period (000 omitted)	$ 434		$ 4,453	$ 3,516	$ 2,221
Portfolio Turnover Rate	0%		38%	6%	0%

(1) Reflects operations from the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(2) Reflects operations from the period October 21, 1999 (commencement of operations) to December 31, 1999.

(3) Represents a return of capital for federal income tax purposes.

(4) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(5) Computed on an annualized basis.

(6) This expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Huntington VA Funds

Financial Highlights

(For a share outstanding throughout each period)

	Huntington VA Rotating Index Fund		Huntington VA Dividend Capture Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
	Period Ended December 31, 2001(1)
Selected Per-Share Data
Net Asset Value, Beginning of Period	$10.00		$ 10.00		$ 10.00		$ 10.00

Net Investment Income/(Net Operating Loss)	(0.00	)(2)	0.14		(0.02)		(0.03)
Net Realized and Unrealized Gain/(Loss) on Investments	0.45		0.10		1.17		0.93

Total from Investment Operations	0.45		0.24		1.15		0.90

Distributions from Net Investment Income	--		(0.09)		--		--

Net Asset Value, end of period	$ 10.45		$ 10.15		$ 11.15		$ 10.90

Total Return(3)	4.50%		2.44%		11.50%		9.00%
Ratios to Average Net Assets
Expenses	2.00	%(4)(5)	2.00	%(4)	2.00	%(4)	2.00	%(4)
Net Investment Income	(0.21	)%(4)	5.25	%(4)	(0.85	)%(4)	(1.20	)%(4)
Expense Waiver/Reimbursement(6)	16.20	%(4)	15.47	%(4)	15.87	%(4)	15.91	%(4)
Net Assets, end of period (000 omitted)	$ 210		$ 220		$ 289		$ 228
Portfolio Turnover Rate	0%		12%		3%		0%

(1) Reflects operations from the period October 15, 2001 (commencement of operations) to December 31, 2001.

(2) Amount rounds to less than $0.01 per share.

(3) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(4) Computed on an annualized basis.

(5) Does not include the effect of expenses of underlying fund.

(6) This expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Huntington VA Funds

Notes to Financial Statements

December 31, 2001

(1) Organization

Huntington VA Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Huntington VA Growth Fund (VA Growth Fund)*
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA Rotating Index Fund (VA Rotating Index Fund)**
Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)**
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)**
Huntington VA New Economy Fund (VA New Economy Fund)**

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Funds are not offered directly to the public, but sold only to Hartford Life Insurance Company's separate accounts in connection with the Huntington Director variable contracts and policies.

* The Fund commenced operations (also referred to as "Start of Performance") on May 1, 2001.

** The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and tax return of capital. The following reclassifications have been made to the financial statements.

	Increase (Decrease)
Fund	Accumulated Net Realized Gain	Undistributed Net Investment Income	Paid In Capital
VA Growth Fund	--	1,925	(1,925)
VA Rotating Index Fund	--	90	(90)
VA Mid Corp America Fund	(393)	393	--
VA New Economy Fund	--	528	(528)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Paid in capital for VA Equity Income Fund was reduced by $3,747 due to a tax return of capital.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At December 31, 2001, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Fund	Total Capital Loss Carry Forward	Amount Expiring in 2007	Amount Expiring in 2008	Amount Expiring In 2009
VA Growth Fund	882	--	--	882
VA Income Equity Fund	133,757	96	67,692	65,969
VA Dividend Capture Fund	330	--	--	330
VA New Economy Fund	41	--	--	41

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock (in 000's) were as follows:

	VA Growth Fund		VA Income Equity Fund
	Period Ended December 31, 2001(1)		Year Ended December 31, 2001		Year Ended December 31, 2000
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	47	$ 450	197	$ 2,017	120	$ 1,160
Shares issued to shareholders in payment of distributions declared	--	--	8	84	10	97
Shares redeemed	--	(2)	(113)	(1,120)	(7)	(63)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	47	$ 448	92	$ 981	123	$ 1,194

	VA Rotating Index Fund		VA Dividend Capture Fund
	Period Ended December 31, 2001(2)		Period Ended December 31, 2001(2)
	Shares	Dollars	Shares	Dollars
Shares sold	20	$ 201	22	$ 215
Shares issued to shareholders in payment of distributions declared	--	--	--	1
Shares redeemed	--	--	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	20	$ 201	22	$ 216

	VA Mid Corp America Fund		VA New Economy Fund
	Period Ended December 31, 2001 (2)		Period Ended December 31, 2001 (2)
	Shares	Dollars	Shares	Dollars
Shares sold	26	$ 264	21	$ 209
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	--	--	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	26	$ 264	21	$ 209

(1) The Fund commenced operations (also referred to as "Start of Performance") on May 1, 2001.

(2) The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc. the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below.

Fund	Advisory Fee
VA Growth Fund	0.60%
VA Income Equity Fund	0.60%
VA Rotating Index Fund	0.60%
VA Dividend Capture Fund	0.60%
VA Mid Corp America Fund	0.60%
VA New Economy Fund	0.60%

The Adviser has voluntarily waived all or a portion of its fee and/or reimbursed certain operating expenses of the Funds in order to limit the total operating expenses for the Funds to not more than 2.00% (with the exception of VA Income Equity) of each Fund's average daily net assets.

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. Through November 30, 2001, the Adviser served as administrator of the Trust and SEI Investments Mutual Fund Services served as sub-administrator. The Huntington National Bank (the "Bank") currently serves as sub-administrator to the Trust, assisting with the provisions of administrative services necessary to operate the Funds. The Bank also serves as financial administrator providing portfolio accounting services to the Funds. The fees paid for administrative services and financial administration are based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses--State Street Bank and Trust Company (State Street) serves as transfer and dividend disbursing agent for the Funds. The fees paid to State Street are based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General --Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

(5) Rotating Index Fund Structure

Due to the net asset level of the VA Rotating Index Fund ("Fund"), in accordance with its prospectus, the Fund sought to achieve its investment objectives through investments in other mutual funds with similar investment objectives ("Underlying Fund"). As a result investors in the Fund incurred expenses of both the Fund and the Underlying Fund, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the period ended December 31, 2001 were as follows:

Fund	Purchases	Sales
VA Growth Fund	$ 406,158	$ 282
VA Income Equity Fund	2,497,981	1,325,792
VA Rotating Index Fund	200,525	--
VA Dividend Capture Fund	221,531	23,012
VA Mid Corp America Fund	190,374	4,966
VA New Economy Fund	173,067	2

Purchases and Sales of long-term U.S. government securities for the period ended December 31, 2001 were as follows:

Fund	Purchases	Sales
VA Income Equity Fund	$ --	$ 127,969

(7) Federal Income Tax Information (unaudited)

For corporate shareholders, the following percentages of ordinary income dividends paid during the fiscal year ended December 31, 2001 qualified for the dividends received deduction:

VA Income Equity	100%

Huntington VA Funds

Independent Auditors' Report

The Shareholders and Board of Trustees of Huntington VA Funds:

We have audited the accompanying statement of assets and liabilities of the Huntington VA Growth, Income Equity, Rotating Index, Dividend Capture, Mid-Corp America, and New Economy Funds including the schedule of portfolio investments, ("the Funds"), as of the December 31, 2001, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and the financial highlights are the responsibility of the management of the Fund. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2001, by examination. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Huntington VA Growth, Income Equity, Rotating Index, Dividend Capture, Mid-Corp America, and New Economy Funds as of December 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Columbus, Ohio
February 18, 2002

Huntington VA Funds

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Funds. The table separately lists Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). All of the Huntington Funds Board members are Independent. The Huntington Fund Complex consists of 6 investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Huntington Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-253-0412.

Independent Trustees Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) for Past Five Years and Other Directorships Held

David S. Schoedinger Birth Date: November 27, 1942 229 East State Street Columbus, OH TRUSTEE Began serving: February/1987

Chairman of the Board, Schoedinger Funeral Service; President, Schoedinger Financial Services, Inc.; Past President, Board of Directors of National Selected Morticians (1992-1993) (national trade association for morticians).

Other Directorships Held: None

John M. Shary Birth Date: November 28, 1930 3097 Walden Ravines Columbus, OH TRUSTEE AND CHAIRMAN Began serving: February/1987

Retired; Formerly: Member, Business Advisory Corp. of the Board, Mind Leaders, Inc. (formerly DPEC-Data Processing Education) (1993-1996); Member, Business Advisory Board, HIE-Healthcare.com (formerly Hublink, Inc.) (1993-1997) (database integration software); Member, Business Advisory Board, Miratel Corporation (1993-1995) (research & development firm for CADCAM); Member, Board of Directors, Applied Information Technology Research Center (1987-1990); Member, Board of Directors, AIT (1987-1990); Chief Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993).

Other Directorships Held: None

Thomas J. Westerfield Birth Date: April 19, 1955 7724 Westwind Cincinnati, OH TRUSTEE Began serving: January/2001	Of Counsel, Cors & Bassett (law firm) since 1993. Other Directorships Held: None

William R. Wise Birth Date: October 20, 1931 613 Valley Forge Court Westerville, OH TRUSTEE Began serving: February/1987

Retired; Formerly, Corporate Director of Financial Services and Treasurer, Children's Hospital, Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio (1985-1989).

Other Directorships Held: None

Officers

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) for Past Five Years

Daniel B. Benhase Birth Date: November 23, 1959 41 South High Street Colombus, OH PRESIDENT

Executive Vice President, Private Financial Group, Huntington Bancshares Incorporated (June 2000 to present). Executive Vice President of Firstar Corporation and Firstar Bank, N.A. (prior to June 2000).

Peter J. Germain Birth Date: September 3, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Senior Vice President and Director, Mutual Fund Services Division, Federated Services Company. Formerly Senior Corporate Counsel, Federated Investors, Inc.

James E. Ostrowski Birth Date: November 13, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT AND TREASURER	Vice President, Federated Services Company.

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER

Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Gail C. Jones Birth Date: October 26, 1953 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA SECRETARY	Vice President and Corporate Counsel, Federated Services Company.